Touchstone Sands Capital International Growth Equity Fund Expense Example - Touchstone Sands Capital International Growth Equity Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 614
Expense Example, with Redemption, 3 Years	917
Expense Example, with Redemption, 5 Years	1,241
Expense Example, with Redemption, 10 Years	2,156
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	295
Expense Example, with Redemption, 3 Years	881
Expense Example, with Redemption, 5 Years	1,591
Expense Example, with Redemption, 10 Years	3,475
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	1,344
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	383
Expense Example, with Redemption, 5 Years	700
Expense Example, with Redemption, 10 Years	1,601
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	$ 1,216